Leases - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	SFr 0
Cash outflow for leases	SFr 390	SFr 185
Bottom of range [member]
Disclosure Of Leases [Line Items]
Lessee lease term of contract	2 years
Top of range [member]
Disclosure Of Leases [Line Items]
Lessee lease term of contract	10 years